Vessels Under construction (Details) $ in Millions				9 Months Ended
	Aug. 27, 2026 tank	Jun. 22, 2026 tank	Apr. 29, 2026 tank T	Sep. 30, 2026 USD ($) tank
Vessels Under construction
Number of Tankers Purchased | tank	2	2	2	6
Dead weight | T			40,500
Advances for vessels under construction | $				$ 18.7